Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Intermediate Tax-Exempt Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated May 28, 2003

to the Class A, Class B and Class C Shares

Prospectus dated September 30, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

A.	The last sentence in the third paragraph of the sub-section entitled “Principal Investment Strategies” under the section entitled “Limited Maturity Bond Fund” on page 9 of the Prospectus is revised to read as follows:

The Advisor expects that under normal market conditions the Fund’s portfolio securities will have an average weighted maturity of one to five years.

B.	Management of the Company

The paragraph under the sub-section entitled “Limited Maturity Bond Fund” of the section entitled “Management of the Company” on page 82 of the Prospectus is revised to read as follows:

Mark G. McGlone, Senior Vice President, is the primary portfolio manager for the Fund. Mr. McGlone has managed institutional fixed income portfolios at MCA and its predecessor for 21 years. He is assisted by the team of John C. Busse, Vice President, who joined Mercantile-Safe Deposit & Trust Company in 1999 and has four years of investment experience; Joshua Kakel, Assistant Vice President, who joined Mercantile-Safe Deposit & Trust Company in 1999 after graduation from college and has three years of investment experience; Matt Wyskiel, Vice President, who joined Mercantile-Safe Deposit & Trust Company in 1994 and has eight years of investment experience; Larry McCoy, Vice President, who has managed institutional fixed income portfolios at Mercantile-Safe Deposit & Trust Company for 26 years; and Mira Park, Assistant Vice President, who joined Mercantile-Safe Deposit & Trust Company in 1999 after graduation from college and has three years of investment experience. Mr. McGlone has managed the Fund since 1992.

The paragraph under the sub-section entitled “Total Return Bond Fund” of the section entitled “Management of the Company” on page 82 of the Prospectus is revised to read as follows:

Mark G. McGlone and Ellen D. Harvey CFA, Senior Vice President, serve as portfolio managers for the Fund. Mr. McGlone and Ms. Harvey have managed the Fund since May 2003. Prior to joining Mercantile, Ms. Harvey managed the fixed income group at Brown Investment Advisory for two and a half years. Prior to that, she spent 16 years as a Portfolio Manager and Partner at Miller Anderson and Sherrerd, and has worked at JP Morgan, the US Department of the Treasury and the Board of Governors of the Federal Reserve. She holds a B.A. in economics from Princeton University and a M.A. in economics from George Washington University. Mr. McGlone and Ms. Harvey are assisted by the team of John C. Busse, Joshua Kakel, Matt Wyskiel, Larry McCoy and Mira Park. For more information on Messrs. McGlone, Busse, Kakel, Wyskiel or McCoy or Ms. Park, please see the Limited Maturity Bond Fund.

Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Intermediate Tax-Exempt Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated May 28, 2003

to the Institutional Shares

Prospectus dated September 30, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

A.	The last sentence in the third paragraph of the sub-section entitled “Principal Investment Strategies” under the section entitled “Limited Maturity Bond Fund” on page 8 of the Prospectus is revised to read as follows:

The Advisor expects that under normal market conditions the Fund’s portfolio securities will have an average weighted maturity of one to five years.

B.	Management of the Company

The paragraph under the sub-section entitled “Limited Maturity Bond Fund” of the section entitled “Management of the Company” on page 53 of the Prospectus is revised to read as follows:

Mark G. McGlone, Senior Vice President, is the primary portfolio manager for the Fund. Mr. McGlone has managed institutional fixed income portfolios at MCA and its predecessor for 21 years. He is assisted by the team of John C. Busse, Vice President, who joined Mercantile-Safe Deposit & Trust Company in 1999 and has four years of investment experience; Joshua Kakel, Assistant Vice President, who joined Mercantile-Safe Deposit & Trust Company in 1999 after graduation from college and has three years of investment experience; Matt Wyskiel, Vice President, who joined Mercantile-Safe Deposit & Trust Company in 1994 and has eight years of investment experience; Larry McCoy, Vice President, who has managed institutional fixed income portfolios at Mercantile-Safe Deposit & Trust Company for 26 years; and Mira Park, Assistant Vice President, who joined Mercantile-Safe Deposit & Trust Company in 1999 after graduation from college and has three years of investment experience. Mr. McGlone has managed the Fund since 1992.

The paragraph under the sub-section entitled “Total Return Bond Fund” of the section entitled “Management of the Company” on page 53 of the Prospectus is revised to read as follows:

Mark G. McGlone and Ellen D. Harvey CFA, Senior Vice President, serve as portfolio managers for the Fund. Mr. McGlone and Ms. Harvey have managed the Fund since May 2003. Prior to joining Mercantile, Ms. Harvey managed the fixed income group at Brown Investment Advisory for two and a half years. Prior to that, she spent 16 years as a Portfolio Manager and Partner at Miller Anderson and Sherrerd, and has worked at JP Morgan, the US Department of the Treasury and the Board of Governors of the Federal Reserve. She holds a B.A. in economics from Princeton University and a M.A. in economics from George Washington University. Mr. McGlone and Ms. Harvey are assisted by the team of John C. Busse, Joshua Kakel, Matt Wyskiel, Larry McCoy and Mira Park. For more information on Messrs. McGlone, Busse, Kakel, Wyskiel or McCoy or Ms. Park, please see the Limited Maturity Bond Fund.